Acquisitions and Dispositions - Purchase price allocation for the assets acquired and liabilities assumed (Details) - USD ($)	Dec. 31, 2021	Dec. 03, 2021	Feb. 16, 2021
Business Acquisition [Line Items]
Goodwill	$ 194,881,000	$ 189,400,000
C Acquisition
Business Acquisition [Line Items]
Cash		2,881
Accounts receivable		22,581
Prepaid and other current assets		17,827
Property and equipment		332
Intangible assets		119,100
Goodwill		189,391
Accounts payable		(2,661)
Accrued expenses		(12,319)
Accrued compensation		(12,867)
Deferred revenue	$ (5,900,000)	(5,855)
Deferred tax liabilities		(22,776)
Other liabilities		(1,468)
Total consideration for Complex Networks		$ 294,166
HuffPost
Business Acquisition [Line Items]
Cash and cash equivalents			$ 5,513,000
Accounts receivable			3,383,000
Prepaid and other current assets			611,000
Deferred tax assets			131,000
Property and equipment			620,000
Intangible assets			19,500,000
Goodwill			5,500,000
Goodwill			5,490,000
Accounts payable			(1,410,000)
Accrued expenses			(4,249,000)
Deferred tax liabilities			(3,829,000)
Other liabilities			(63,000)
Noncontrolling interests			(2,123,000)
Total consideration for Complex Networks			23,574,000
HuffPost | Preliminary
Business Acquisition [Line Items]
Cash and cash equivalents			5,513,000
Accounts receivable			3,383,000
Prepaid and other current assets			611,000
Deferred tax assets			116,000
Property and equipment			620,000
Intangible assets			19,500,000
Goodwill			5,927,000
Accounts payable			(1,410,000)
Accrued expenses			(4,249,000)
Deferred tax liabilities			(4,251,000)
Other liabilities			(63,000)
Noncontrolling interests			(2,123,000)
Total consideration for Complex Networks			23,574,000
HuffPost | Measurement Period Adjustments
Business Acquisition [Line Items]
Deferred tax assets			15,000
Goodwill			(437,000)
Deferred tax liabilities			$ 422,000